Derivatives (Details) - Schedule of Derivative Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities	$ 2,774,918	$ 2,882,692	$ 185,011
Kips Bays Note [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities			52,176
Alpha Carta Note Two [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities			44,249
Alpha Carta Note Three [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities			88,586
Kips Bay 2023 Note [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities		1,441,346
Cyber One2023 Note [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities		1,441,346
Bifurcated Conversion Options [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities			171,025
Bifurcated Conversion Options [Member] | Kips Bays Note [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities			52,176
Bifurcated Conversion Options [Member] | Alpha Carta Note Two [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities			35,898
Bifurcated Conversion Options [Member] | Alpha Carta Note Three [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities			82,951
Bifurcated Conversion Options [Member] | Kips Bay 2023 Note [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities
Bifurcated Conversion Options [Member] | Cyber One2023 Note [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities
Bifurcated Warrants [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities		2,882,692	13,986
Bifurcated Warrants [Member] | Kips Bays Note [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities
Bifurcated Warrants [Member] | Alpha Carta Note Two [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities			8,351
Bifurcated Warrants [Member] | Alpha Carta Note Three [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities			5,635
Bifurcated Warrants [Member] | Kips Bay 2023 Note [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities		1,441,346
Bifurcated Warrants [Member] | Cyber One2023 Note [Member]
Schedule of Derivative Liabilities [Line Items]
Derivative liabilities		$ 1,441,346